Vivaldi Orinda Macro Opportunities Fund
Vivaldi Orinda Macro Opportunities Fund
January 22, 2015

Vivaldi Orinda Macro Opportunities Fund

Class A Shares (OMOAX)

Class I Shares (OMOIX)

A series of Advisors Series Trust (the “Trust”)

Supplement to the Summary Prospectus and Prospectus dated June 28, 2014, as supplemented

Fund Name Change

Effective December 5, 2014, the name of the Orinda SkyView Macro Opportunities Fund (the “Fund”) changed to the Vivaldi Orinda Macro Opportunities Fund.  Accordingly, all references to Orinda SkyView Macro Opportunities Fund in the Summary Prospectus and Prospectus, each dated June 28, 2014, as supplemented, are hereby deleted and replaced with Vivaldi Orinda Macro Opportunities Fund.

Please retain this Supplement with your Summary Prospectus and Prospectus.

The date of this Supplement is January 22, 2015.